INTANGIBLE ASSETS Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense relating to intangible assets	$ 17,216	$ 16,920
Estimated useful life	6 years 2 months 12 days